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                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

         2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 116 ("PEA No. 116") on December 30, 2005 pursuant to Rule 485(b) under the 1933 Act for the following portfolios:

               Janus Smart Portfolio - Growth
               Janus Smart Portfolio - Moderate
               Janus Smart Portfolio - Conservative

               (collectively, the "Portfolios")

         3.    The text of PEA No. 116 has been filed electronically.


         DATED:  January 3, 2006

                                          JANUS INVESTMENT FUND
                                          on behalf of the Portfolios


                                          By: /s/ Stephanie Grauerholz-Lofton
                                             -----------------------------------
                                             Stephanie Grauerholz-Lofton
                                             Secretary